Stock Options (Details) - USD ($)		3 Months Ended
	Nov. 14, 2023	Jan. 31, 2024	Jan. 31, 2023
Stock Options [Line Items]
Issued and outstanding Common Shares	20.00%	15.00%
Options vest expiration	10 years
Share-based compensation expense. (in Dollars)		$ 33,578	$ 99,131
Bottom of Range [Member]
Stock Options [Line Items]
Issued and outstanding Common Shares		5.00%
Top of Range [Member]
Stock Options [Line Items]
Issued and outstanding Common Shares		2.00%